Performance Management - American Funds U.S. Small & Mid Cap Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund does not have a full calendar year of investment results, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund does not have a full calendar year of investment results, information regarding investment results is not available as of the date of this prospectus.